Share-Based Payments (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-Based Payment [Line Items]
Number of authorized shares of common stock for share-based payment arrangements (in shares)	130
Total unrecognized compensation cost related to nonvested share-based payment arrangements granted	$ 587
Weighted-average period to recognize the cost (years) - nonvested units	2 years 2 months 27 days
Total fair value of shares vested during the year - nonvested units	$ 614	$ 450	$ 327
Cash proceeds from exercise of stock options	$ 179	$ 46	$ 43
Performance Stock Units [Member]
Share-Based Payment [Line Items]
Vesting period	3 years
Restricted Stock Units | Minimum Vesting Period [Member]
Share-Based Payment [Line Items]
Vesting period	4 years
Restricted Stock Units | Minimum Vesting Period [Member] | DIRECTV [Member]
Share-Based Payment [Line Items]
Vesting period	1 year
Restricted Stock Units | Maximum Vesting Period [Member]
Share-Based Payment [Line Items]
Vesting period	5 years
Restricted Stock Units | Maximum Vesting Period [Member] | DIRECTV [Member]
Share-Based Payment [Line Items]
Vesting period	2 years
Other Nonvested Stock Units [Member]
Share-Based Payment [Line Items]
Vesting period	3 years